Offerings - Offering: 1	Dec. 12, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate offering price or number of securities of each identified class to be offered at indeterminate prices from time to time is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.